DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details) (Derivatives designated as hedging instruments:, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative contracts
Assets	$ 546	$ 8,733
Liabilities	(138)	(112)
Foreign currency forward contracts
Derivative contracts
Notional Amounts	13,044	3,572
Assets	205	942
Commodity futures contracts
Derivative contracts
Notional Amounts	4,557	4,407
Assets	341	2,310
Liabilities	(138)
Commodity option contracts
Derivative contracts
Notional Amounts		10,344
Assets		5,481
Liabilities		$ (112)